Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	€ 23	€ 8	€ (33)
Actuarial assumption of turnover rate [member] | +0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	(2)
Actuarial assumption of turnover rate [member] | -0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	2
Actuarial assumption of expected rates of inflation [member] | +0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	19
Actuarial assumption of expected rates of inflation [member] | -0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	(18)
Actuarial assumption of discount rates [member] | +0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	(25)
Actuarial assumption of discount rates [member] | -0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	€ 26